Summary of Interest Income and Expense by Basis of Accounting Classification (Details) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Interest Income Expense [Line Items]
Interest income	[1]	$ 80,674	$ 41,032
Interest expense		50,730	13,679
Equity instruments measured at fair value through other comprehensive income [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		291	220
Financial assets amortized cost [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		69,088	35,982
Interest expense		41,059	11,478
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		3,315	1,123
Financial instruments measure at amortized cost and FVOCI [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		72,403	37,105
Financial instruments measured or designated at fair value through profit or loss [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		7,980	3,707
Interest expense		$ 9,671	$ 2,201

[1]	Includes $72,403 million for the year ended October 31, 2023 (October 31, 2022 – $37,105 million), which has been calculated based on the effective interest rate method (EIRM).